Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfastrtgincfd-20160719_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUS
AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INCOME FUNDS
Wells Fargo Strategic Income Fund (the "Fund")
I. Prospectus
The Fund's Shareholder Fees table in the section of the Fund's Summary entitled "Fund Summary - Fees and Expenses", is hereby replaced with the following:
Shareholder Fees (Fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

(Wells Fargo Strategic Income Fund - Class A and C) | (Wells Fargo Strategic Income Fund)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
(Wells Fargo Strategic Income Fund - Class A and C) | (Wells Fargo Strategic Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
(Wells Fargo Strategic Income Fund - Class A and C) | (Wells Fargo Strategic Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%

[1]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.